ALLIANCE
STRATEGIC
BALANCED
FUND
ANNUAL REPORT
JULY 31, 1995

LETTER TO SHAREHOLDERS                         ALLIANCE STRATEGIC BALANCED FUND
-------------------------------------------------------------------------------

September 1, 1995

Dear Shareholder:

We are pleased to provide you with an update of Alliance Strategic Balanced Fund's performance and investment activity for the fiscal year ended July 31, 1995. This period, beginning with the summer of 1994, was marked by increasing concern in the equity market that economic activity was accelerating at an inflationary pace. Consequently, the Federal Reserve continued to increase short-term interest rates through November. By July of this year, however, the pronounced slowdown in economic growth led the Fed to reverse policy and reduce interest rates by 0.25%. The equity and bond markets both rallied strongly in response.

ECONOMIC OUTLOOK
Our outlook envisions a modest reacceleration in economic activity through the end of 1995. Inflation remains well behaved, benefiting from moderate worldwide economic growth, intense global competition, aggressive cost cutting and significant technology capital investment. The Federal Reserve could lower rates very cautiously over the next 6-8 months provided the "soft landing" scenario continues. Corporate profitability has been strong as well, not only in absolute terms but also relative to investors' expectations. In this environment of a slowing economy and restrained inflation, the financial markets through August have experienced positive returns for eight consecutive months. This phenomenon should continue to support stock prices, though to a lesser degree, through the end of the year.

PORTFOLIO STRATEGY
Over the nearer term, the broad market averages may consolidate while the number of advancing issues, especially smaller capitalization ones, increase. In that context, selective stock picking should be rewarded. While growth stocks are emphasized in the portfolio, we also see potential in economically sensitive companies with the ability and intention to benefit from this period of high corporate profitability.

Your Fund's well diversified portfolio currently reflects the following investment themes: media, reinsurance, selected health care, tobacco and industrial restructurings. Technology remains a point of tactical focus. Across industries, we continue to invest in companies of widely varying market capitalizations.

INVESTMENT PERFORMANCE
The following table compares Alliance Strategic Balanced Fund's total returns over the twelve- and six-month periods ended July 31, 1995, with that of the broad U.S. stock market, represented by the S&P 500-stock Index, and with the U.S. bond market, represented by the Lehman Brothers (LB) Government/Corporate Bond Index:


                                     Twelve Months     Six Months
                                         Through July 31, 1995
                                     ----------------------------
  ALLIANCE STRATEGIC BALANCED FUND
    Class A                              +12.40%        +14.45%
    Class B                              +11.63%        +13.99%
    Class C                              +11.62%        +13.98%
  S&P 500                                +26.03%        +21.02%
  LB GOV'T/CORP. BOND INDEX              +10.55%         +9.68%


The Fund's total returns are based on the net asset values of each class of shares as of July 31; additional investment results and complete descriptions of the Fund's benchmarks, both unmanaged, appear on pages 2 and 3.

On a note concerning your Fund's portfolio management, we are pleased to announce that going forward Alliance Strategic Balanced Fund will be managed by Kevin O'Brien. Mr. O'Brien joined the firm in 1988 and is a senior vice president of Alliance. He received his B.A. degree from Amherst College and an M.A. and Ph.D. from Cornell University, and has 16 years of investment experience.

Thank you for your investment in Alliance Strategic Balanced Fund. We look forward to reporting its progress to you early in 1996.

Sincerely,

John D. Carifa
Chairman and President


1



INVESTMENT RESULTS                             ALLIANCE STRATEGIC BALANCED FUND
-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN AS OF JULY 31, 1995

CLASS A SHARES
                                  WITHOUT         WITH
                               SALES CHARGE   SALES CHARGE
                               ---------------------------
 . One Year                        +12.40%         +7.63%
 . Since Inception*                +12.29         +11.29

CLASS B SHARES
                                  WITHOUT         WITH
                               SALES CHARGE   SALES CHARGE
                               ---------------------------
 . One Year                        +11.63%         +7.63%
 . Five Years                       +9.56          +9.56
 . Since Inception*                +12.08         +12.08

CLASS C SHARES
 . One Year                        +11.62%
 . Since Inception*                 +4.68

The average annual total returns reflect investment of dividends and/or capital gains distributions in additional shares-with and without the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); Class C shares are not subject to front-end or contingent deferred sales charges. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*  Inception: 9/4/90, Class A; 10/23/87, Class B; 8/2/93, Class C.


2



                                               Alliance Strategic Balanced Fund
-------------------------------------------------------------------------------
ALLIANCE STRATEGIC BALANCED FUND
GROWTH OF A $10,000 INVESTMENT:
10/31/87 TO 7/31/95
$30,000
$28,000
$26,000
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
10/31/87
7/31/95
S&P 500

STRATEGIC
BALANCED FUND CLASS B: $24,277

LB GOV'T./CORP. BOND INDEX

This chart illustrates the total value of an assumed investment in Alliance Strategic Balanced Fund Class B shares (since inception) with dividends and capital gains reinvested. A contingent deferred sales charge (CDSC) is not reflected in this illustration since the hypothetical investment exists for a period beyond which a CDSC would be applicable. Class A shares are subject to a maximum 4.25% front-end sales charge; Class C shares are not subject to front-end sales charges or a CDSC. Performance for Class A and Class C shares will vary from the results shown above due to differences in expenses charged to those classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Standard and Poor's 500-stock index includes 500 U.S. stocks and is a common measure of the performance of the overall U.S. stock market.

The unmanaged Lehman Brothers Government/Corporate Bond Index represents a combination of the Government Bond Index and the Corporate Bond Index.

Strategic Balanced Fund
S&P 500
LB Gov't./Corp. Bond Index


3



TEN LARGEST HOLDINGS
JULY 31, 1995                                  ALLIANCE STRATEGIC BALANCED FUND
-------------------------------------------------------------------------------
                                                                   PERCENT OF
COMPANY                                               VALUE        NET ASSETS
-------------------------------------------------------------------------------
U.S. Treasury Notes                               $ 8,126,482        15.5%
ITT Corp.                                           2,688,000         5.1
Philip Morris Cos., Inc.                            1,898,062         3.6
Eastman Kodak Co.                                   1,815,187         3.5
U.S. Treasury Bonds                                 1,652,335         3.2
Federal National Mortgage Association,
  6.00%, 12/01/09                                   1,357,158         2.6
Ceridian Corp.                                      1,319,863         2.5
Warner Lambert Co.                                  1,302,000         2.5
Boeing Corp.                                        1,206,000         2.3
Monsanto Co.                                        1,192,000         2.3
                                                  $22,557,087        43.1%


MAJOR PORTFOLIO CHANGES
SIX MONTHS ENDED JULY 31, 1995
                                                         SHARES OR PRINCIPAL
PURCHASES                                              BOUGHT  HOLDINGS 7/31/95
-------------------------------------------------------------------------------
Ceridian Corp.                                         31,900      31,900
Eastman Kodak Co.                                      31,500      31,500
Federal National Mortgage Association,
  6.00%, 12/01/09                                  $1,421,000  $1,410,620
ITT Corp.                                              22,400      22,400
Philip Morris Cos., Inc.                               26,500      26,500
Transatlantic Holdings, Inc.                           18,000      18,000
Upjohn Co.                                             30,000      30,000
U.S. Treasury Note, 7.75%, 1/31/00                 $5,000,000  $5,000,000
U.S. Treasury Note, 6.125%, 5/15/98                $2,000,000  $2,000,000
Warner Lambert Co.                                     15,500      15,500


SALES                                                   SOLD   HOLDINGS 7/31/95
Anadarko Petroleum Corp.                               16,200          -0-
General Instrument Corp. cv., 5.00%, 6/15/00       $  720,000          -0-
Illinois Central Corp.                                 55,000          -0-
Mercury Finance Co.                                    51,000          -0-
Mylan Laboratories, Inc.                               41,400          -0-
Nabisco Holdings Corp. Cl.A                            40,000          -0-
Sensormatic Electronics Corp.                          50,750          -0-
Thermo Instrument Systems, Inc.                        31,800          -0-
U.S. Treasury Bond, 6.25%, 8/15/23                 $7,450,000  $1,400,000
Wrigley Wm. Jr., Co.                                   16,900          -0-


4



PORTFOLIO OF INVESTMENTS
JULY 31, 1995                                  ALLIANCE STRATEGIC BALANCED FUND
-------------------------------------------------------------------------------

COMPANY                                        SHARES          VALUE
----------------------------------------------------------------------
COMMON STOCKS-74.3%
TECHNOLOGY-21.4%
AEROSPACE & DEFENSE-2.7%
Boeing Co.                                     18,000       $1,206,000
Coltec Industries, Inc.*                       15,000          228,750
                                                             1,434,750

COMPUTERS-5.5%
Bay Networks, Inc.*                            25,000        1,121,875
Ceridian Corp.*                                31,900        1,319,863
Compuware Corp.*                               17,000          429,250
                                                             2,870,988

ELECTRONICS-1.5%
Applied Materials, Inc.*                        5,000          517,500
National Semiconductor Corp.*                  10,000          270,000
                                                               787,500

TELECOMMUNICATIONS-6.6%
AirTouch Communications, Inc.*                 15,300          481,950
Cox Communications, Inc*                       35,000          708,750
General Instrument Corp.*                      12,000          442,500
Scientific-Atlanta, Inc.*                      30,600          657,900
Tele-Communications, Inc. Cl.A*                15,000          375,000
Vodafone Group Plc (ADR)(a)                    20,700          815,062
                                                             3,481,162

MISCELLANEOUS-5.1%
ITT Corp.                                      22,400        2,688,000
                                                            11,262,400

CONSUMER NONCYCLICALS-11.6%
DRUGS-7.4%
Glaxo Wellcome Plc (ADR)(a)                    30,000          720,000
Lilly (Eli) & Co.                               9,000          704,250
Upjohn Co.                                     30,000        1,155,000
Warner-Lambert Co.                             15,500        1,302,000
                                                             3,881,250

HOSPITAL SUPPLIES & SERVICES-0.6%
AMSCO International Inc.*                      15,000         $279,375

TOBACCO-3.6%
Philip Morris Cos., Inc.                       26,500        1,898,062
                                                             6,058,687

BUSINESS SERVICES-9.9%
BROADCASTING-3.5%
Cablevision Systems Corp.*                     16,500        1,132,312
Comcast Corp. Cl.A SPL                         35,000          708,750
                                                             1,841,062

ENVIRONMENTAL CONTROL-2.1%
WMX Technologies, Inc                          35,000        1,093,750

PAPER & FOREST PRODUCTS-1.5%
Champion International Corp.                   14,000          789,250

PRINTING, PUBLISHING & BROADCASTING-2.8%
Clear Channel Communications, Inc.*             8,000          535,000
Infinity Broadcasting Corp. Cl.A*              25,000          925,000
                                                             1,460,000
                                                             5,184,062

CONSUMER CYCLICALS-9.5%
AUTOS & TRUCKS-0.5%
General Motors Corp.                            6,000          255,000

LEISURE RELATED-6.8%
Cyrk International Inc.*                       30,900          351,488
Eastman Kodak Co.                              31,500        1,815,187
Gaylord Entertainment Co. Cl.A*                12,915          353,548
Loews Corp.                                     5,000          601,875
Time Warner, Inc.                              10,000          428,750
                                                             3,550,848


5



PORTFOLIO OF INVESTMENTS (CONTINUED)           ALLIANCE STRATEGIC BALANCED FUND
-------------------------------------------------------------------------------

COMPANY                                        SHARES          VALUE
----------------------------------------------------------------------
RETAIL - GENERAL-2.2%
Fingerhut Cos., Inc.                           69,300       $1,160,775
                                                             4,966,623

BASIC MATERIALS-8.5%
CHEMICALS-6.4%
Hercules, Inc.                                 20,000        1,072,500
IMC  Fertilizer Group, Inc.                    18,000        1,084,500
Monsanto Co.                                   12,800        1,192,000
                                                             3,349,000

ENVIRONMENTAL CONTROL-2.1%
Wellman, Inc.                                  41,500        1,115,313

METALS & MINING-0.0%
Nord Resources Corp.*                             812            2,639
                                                             4,466,952

CREDIT SENSITIVE-8.0%
INSURANCE-6.4%
Aetna Life & Casualty Co.                       6,000          371,250
American International Group, Inc.             10,650          798,750
Life Re Corp.                                  30,000          536,250
TIG Holdings, Inc.                             18,100          447,975
Transatlantic Holdings, Inc.                   18,000        1,188,000
                                                             3,342,225

UTILITY - TELEPHONE-1.6%
Telephone and Data Systems, Inc.               21,800          844,750
                                                             4,186,975

ENERGY-3.5%
OIL & GAS-3.5%
Atlantic Richfield Co.                          5,000          576,250
Louis Dreyfus Natural Gas Corp.*               12,200          164,700
Louisiana Land &
Exploration Co.                                10,000          397,500
Occidental Petroleum Corp.                     30,000          675,000
                                                             1,813,450


                                             SHARES OR
                                             PRINCIPAL
                                               AMOUNT
COMPANY                                         (000)          VALUE
----------------------------------------------------------------------
CAPITAL GOODS-1.2%
MACHINERY-1.2%
Trinity Industry, Inc.                         11,000      $   368,500
York International Corp.                        5,500          253,688
                                                               622,188

COMMERCIAL SERVICES-0.7%
Ideon Group, Inc.                              35,200          369,600
Total Common Stocks (cost $35,336,818)                      38,930,937

LONG-TERM DEBT SECURITIES-24.0%
U.S. GOVERNMENT AND AGENCY OBLIGATIONS-21.3%
Federal National Mortgage Association
  6.00%, 12/01/09                              $1,411        1,357,158
U.S. Treasury Bonds
  6.25%, 8/15/23                                1,400        1,284,934
  7.625%, 2/15/25                                 335          367,401
U.S. Treasury Notes
  6.125%, 5/15/98                               2,000        2,006,240
  6.50%, 5/15/05                                  815          818,692
  7.75%, 1/31/00                                5,000        5,301,550
                                                            11,135,975

MISCELLANEOUS-2.7%
BCH Cayman Islands
  8.25%, 6/15/04                                  450          467,397
Liberty Mutual Insurance Co.
  8.50%, 5/15/25(b)                               525          528,659
Republic of Italy
  6.875%, 9/27/23                                 500          436,715
                                                             1,432,771


6



                                               ALLIANCE STRATEGIC BALANCED FUND
-------------------------------------------------------------------------------
                                             PRINCIPAL
                                               AMOUNT
COMPANY                                         (000)          VALUE
----------------------------------------------------------------------
Total Long-Term Debt Securities
  (cost $12,291,581)                                       $12,568,746
SHORT-TERM DEBT
SECURITIES-2.5%
Federal Home Loan Mortgage Corp.
  5.75%, 8/01/95
  (amortized cost $1,300,000)                  $1,300        1,300,000


                                                               VALUE
----------------------------------------------------------------------
TOTAL INVESTMENTS-100.8%
  (cost $48,928,399)                                       $52,799,683
Other assets less liabilities-(0.8%)                          (433,753)

NET ASSETS-100%                                            $52,365,930


*    Non-income producing security.

(a)  Country of origin - United Kingdom.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to certain qualified institutional buyers. At July 31, 1995, this security amounted to $528,659 representing 1.0% of net assets.

     Glossary:
     ADR - American Depository Receipt
     See notes to financial statements.


7



STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1995                                  ALLIANCE STRATEGIC BALANCED FUND
-------------------------------------------------------------------------------

ASSETS
  Investments in securities, at value (cost $48,928,399)            $52,799,683
  Cash                                                                   92,758
  Receivable for shares of beneficial interest sold                     515,449
  Receivable for investment securities sold                             370,648
  Receivable due from adviser                                            50,370
  Interest and dividends receivable                                     147,697
  Deferred organization expenses                                            951
  Total assets                                                       53,977,556

LIABILITIES
  Payable for investment securities purchased                         1,010,660
  Payable for shares of beneficial interest redeemed                    410,779
  Distribution fee payable                                               37,926
  Accrued expenses                                                      152,261
  Total liabilities                                                   1,611,626

NET ASSETS                                                          $52,365,930

COMPOSITION OF NET ASSETS
  Shares of beneficial interest, at par                             $        33
  Additional paid-in capital                                         47,481,990
  Undistributed net investment income                                   482,409
  Accumulated net realized gain on investments                          541,071
  Net unrealized appreciation on investments and other assets         3,860,427
                                                                    $52,365,930

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share ($10,952,356/609,269
    shares of beneficial interest issued and outstanding)                $17.98
  Sales charge-4.25% of public offering price                               .80
  Maximum offering price                                                 $18.78

  CLASS B SHARES
  Net asset value and offering price per share ($37,300,701/2,397,785
    shares of beneficial interest issued and outstanding)                $15.56

  CLASS C SHARES
  Net asset value, redemption and offering price per share($4,112,873/
    264,193 shares of beneficial interest issued and outstanding)        $15.57


See notes to financial statements.


8



STATEMENT OF OPERATIONS
YEAR ENDED JULY 31, 1995                       ALLIANCE STRATEGIC BALANCED FUND
-------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest                                             $1,339,107
  Dividends (net of foreign taxes withheld of $4,918)     517,597
                                                                     $1,856,704
EXPENSES
  Advisory fee                                            400,593
  Distribution fee - Class A                               29,183
  Distribution fee - Class B                              395,190
  Distribution fee - Class C                               41,658
  Transfer agency                                         123,873
  Custodian                                                81,778
  Registration                                             65,206
  Audit and legal                                          60,406
  Trustees' fees                                           28,000
  Printing                                                 22,117
  Amortization of organization expenses                     7,300
  Miscellaneous                                             9,670
  Total expenses                                        1,264,974
  Less: expenses waived and assumed by adviser
    (see Note B)                                         (211,406)
  Net expenses                                                        1,053,568
  Net investment income                                                 803,136

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                                    1,585,794
  Net change in unrealized appreciation of investments                3,225,074
  Net gain on investments                                             4,810,868

NET INCREASE IN NET ASSETS FROM OPERATIONS                           $5,614,004


See notes to financial statements.


9



STATEMENT OF CHANGES IN NET ASSETS             ALLIANCE STRATEGIC BALANCED FUND
-------------------------------------------------------------------------------

                                          YEAR ENDED   MAY 1, 1994   YEAR ENDED
                                            JULY 31,   TO JULY 31,    APRIL 30,
                                              1995          1994*        1994
                                         ------------ ------------ ------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                   $  803,136   $  151,149   $  509,064
  Net realized gain (loss) on
    investments                            1,585,794     (279,249)   1,846,056
  Net change in unrealized appreciation
    of investments                         3,225,074     (677,270)  (1,190,672)
  Net increase (decrease) in net assets
    from operations                        5,614,004     (805,370)   1,164,448

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
  Net investment income
    Class A                                 (128,387)          -0-    (104,771)
    Class B                                 (351,616)          -0-    (329,947)
    Class C                                  (36,666)          -0-      (5,749)
  Net realized gain on investments
    Class A                                  (20,950)          -0-    (507,212)
    Class B                                 (105,192)          -0-  (2,851,133)
    Class C                                  (10,969)          -0-     (47,095)

TRANSACTIONS IN SHARES OF BENEFICIAL
INTEREST
  Net increase (decrease)                (10,129,045)     612,180   15,616,965
  Total increase (decrease)               (5,168,821)    (193,190)  12,935,506

NET ASSETS
  Beginning of period                     57,534,751   57,727,941   44,792,435

  End of period (including undistributed
    net investment income of $482,409,
    $159,778 and $8,629, respectively)   $52,365,930  $57,534,751  $57,727,941


*  The Fund changed its fiscal year end from April 30 to July 31.
   See notes to financial statements.


10



NOTES TO FINANCIAL STATEMENTS
JULY 31, 1995                                  ALLIANCE STRATEGIC BALANCED FUND
-------------------------------------------------------------------------------

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Strategic Balanced Fund, formerly Alliance Balanced Fund (the "Fund"), a series of The Alliance Portfolios (the "Trust"), is registered under the Investment Company Act of 1940, as a diversified, open-end investment company. Prior to August 2, 1993, the Trust was known as The Equitable Funds, and the Fund was known as The Equitable Balanced Fund. Class A shares are sold with a front-end sales charge of up to 4.25%. Class B shares are sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Shares purchased before August 2, 1993 and redeemed within six years of purchase are subject to different rates than shares purchased after that date. Class C shares are sold without an initial or contingent deferred sales charge. The shares also bear different distribution fees. All three classes of shares have identical voting, dividend, liquidation and other rights with respect to its distribution plan. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on national securities exchanges are valued at the last sales price or, if no sale occurred, at the mean of the bid and asked price at the regular close of the New York Stock Exchange. Securities traded on the over-the-counter market are valued at the mean of the closing bid and asked price. Securities for which current market quotations are not readily available (including investments which are subject to limitations as to their sale) are valued at their fair value as determined in good faith by the Board of Trustees. The Board of Trustees has further determined that the value of certain portfolio debt securities, other than temporary investments in short term securities, be determined by reference to valuations obtained from a pricing service. Restricted securities are valued at fair value as determined by the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region.

2. ORGANIZATION EXPENSES
Organization expenses of approximately $30,000 have been deferred and are being amortized on a straight-line basis through September, 1995.

3. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. INVESTMENT INCOME AND SECURITY TRANSACTIONS
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Security transactions are accounted for on the date securities are purchased or sold. Security gains and losses are determined on the identified cost basis. The Fund accretes discounts and amortizes premiums as adjustments to interest income.

5. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

6. INCOME AND EXPENSES
All income earned, and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the shares of such class, except that the Funds' Class B and Class C shares bear higher distribution and transfer agent fees. Expenses attributable to the Fund are charged to the Fund. Expenses of the Trust are charged to the Fund in proportion to net assets.


11



NOTES TO FINANCIAL STATEMENTS (CONTINUED)      ALLIANCE STRATEGIC BALANCED FUND
-------------------------------------------------------------------------------

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Prior to July 22, 1993, Equitable Capital Management Corporation (Equitable Capital) served as the investment adviser to the Trust. On July 22, 1993, Alliance Capital Management, L.P. (Alliance) acquired the business and substantially all of the assets of Equitable Capital and became the investment adviser to the Trust.

Under the terms of an investment advisory agreement, the Fund pays Alliance an advisory fee at an annual rate of .75% of the Fund's average daily net assets. Under the old agreement the fee charge was the same. Such fee is accrued daily and paid monthly. The Investment Adviser has agreed, under the terms of the investment advisory agreement, to voluntarily waive its fees and bear certain expenses so that total expenses do not exceed on an annual basis 1.40%, 2.10% and 2.10% of average net assets, respectively, for the Class A, Class B and Class C shares. Prior to August 2, 1993, the annual expense cap for Class B Shares was 2.15%. For the year ended July 31, 1995, such reimbursement amounted to $211,406. In addition to these voluntary arrangements, the Investment Adviser will reduce its compensation, to the extent that expenses of the Fund for any fiscal year (not including any distribution expenses paid by the Fund) exceed the lowest applicable expense limitation prescribed by any state in which the Fund's shares are qualified for sale. The Fund believes that the most restrictive expense ratio limitation imposed by any state in which the Fund has qualified its shares for sale is 2.5% of the first $30 million of the Fund's average daily net assets, 2% of the next $70 million of its average daily net assets and 1.5% of its average daily net assets in excess of $100 million.

The Fund has a Services Agreement with Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) to provide personnel and facilities to perform transfer agency services for the Fund. Compensation under this agreement amounted to $89,368 for the year ended July 31, 1995.

Alliance Fund Distributors, Inc. (a wholly owned subsidiary of the Adviser) serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $1,814 from the sale of Class A shares and $85,826 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B shares for the year ended July 31, 1995.

Brokerage commissions paid on securities transactions for the year ended July 31, 1995 amounted to $196,452, of which $240 was paid to brokers utilizing the services of the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corp. ("DLJ"), an affiliate of the Adviser.

Accrued expenses includes amounts owed to two of the Trustees under a deferred compensation plan, of $37,972.

NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .50% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. The Trustees currently limit payments under the Class A plan to .30% of the Fund's average daily net assets attributable to Class A shares. Prior to August 2, 1993, Equico Securities served as the distributor of the Fund. The Fund paid a distribution fee to the distributor of .25% of the Funds average daily net assets attributed to Class A shares. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $759,314 and $219,442 for Class B and C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs, incurred by the Distributor, beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


12



                                               ALLIANCE STRATEGIC BALANCED FUND
-------------------------------------------------------------------------------

NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments) aggregated $76,930,163 and $75,103,749, respectively, for the year ended July 31, 1995. There were purchases of $18,087,684 and sales of $15,054,315 of U.S. Government and government agency obligations for the year ended July 31, 1995. At July 31, 1995, the cost of securities for federal income tax purposes was the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation of investments was $4,429,309 and gross unrealized depreciation of investments was $558,025 resulting in net unrealized appreciation of $3,871,284.

The Fund fully utilized its capital loss carryover of $765,373 to offset gain realized during the year ended July 31, 1995.

NOTE E: SHARES OF BENEFICIAL INTEREST
There is an unlimited number of $0.00001 par value shares of beneficial interest authorized divided into three classes, designated Class A, Class B and Class C shares. Transactions in shares of beneficial interest were as follows:

                                                       SHARES                                   AMOUNT
                                   -----------------------------------------  ----------------------------------------
                                                    MAY 1, 1994                              MAY 1, 1994
                                      YEAR ENDED         TO       YEAR ENDED   YEAR ENDED         TO       YEAR ENDED
                                        JULY 31,      JULY 31,     APRIL 30,     JULY 31,       JULY 31,    APRIL 30,
                                          1995         1994**        1994          1995          1994**       1994
                                    ------------  ------------  ------------  ------------  ------------  ------------
CLASS A
Shares sold                             215,830        49,331       276,843   $ 3,566,155   $   798,528   $ 4,797,182
Shares issued in reinvestment of
  dividends and distributions             8,938            -0-       34,373       138,715            -0-      589,070
Shares redeemed                        (208,409)      (53,073)     (223,556)   (3,417,256)     (861,885)   (3,785,573)
Net increase (decrease)                  16,359        (3,742)       87,660   $   287,614   $   (63,357)  $ 1,600,679

CLASS B
Shares sold                             323,750       185,371       916,638   $ 4,608,223   $ 2,621,004   $13,826,031
Shares issued in reinvestment of
  dividends and distributions            30,603            -0-      202,615       412,834            -0-    3,027,444
Shares redeemed                      (1,047,251)     (144,019)     (493,204)  (14,853,928)   (2,029,917)   (7,402,027)
Net increase (decrease)                (692,898)       41,352       626,049   $(9,832,871)   $  591,087   $ 9,451,448


                                                       SHARES                                   AMOUNT
                                   ------------------------------------------ -----------------------------------------
                                                    MAY 1, 1994     AUGUST 2,                 MAY 1, 1994     AUGUST 2,
                                      YEAR ENDED         TO           1993*     YEAR ENDED         TO          1993*
                                        JULY 31,      JULY 31,         TO         JULY 31,      JULY 31,        TO
                                         1995          1994**   APRIL 30,1994      1995          1994**   APRIL 30,1994
                                   -------------  ------------  ------------- ------------  ------------  -------------
CLASS C
Shares sold                              88,024        42,010       357,421    $1,241,321      $594,022    $5,401,615
Shares issued in reinvestment of
  dividends and distributions             3,015            -0-        2,365        40,701            -0-       35,078
Shares redeemed                        (132,830)      (35,791)      (60,021)   (1,865,810)     (509,572)     (871,855)
Net increase (decrease)                 (41,791)        6,219       299,765     $(583,788)      $84,450    $4,564,838


*   Commencement of distribution.
**  The Fund changed its fiscal year end from April 30 to July 31.


13



NOTES TO FINANCIAL STATEMENTS (CONTINUED)      ALLIANCE STRATEGIC BALANCED FUND
-------------------------------------------------------------------------------

NOTE F: RECLASSIFICATION OF COMPONENTS OF NET ASSETS
In accordance with Statement of Position 93-2 Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies, permanent book and tax differences, relating to shareholder distributions have been reclassified to additional paid-in capital. As of July 31, 1995, the cumulative effect of such differences totaling $36,164 was reclassified from undistributed net investment income to additional paid in capital. Net investment income, net realized gains and net assets were not affected by this change.


14



FINANCIAL HIGHLIGHTS                           ALLIANCE STRATEGIC BALANCED FUND
-------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                       CLASS A
                                        ------------------------------------------------------------------
                                                    MAY 1,1994
                                         YEAR ENDED      TO               YEAR ENDED APRIL 30,
                                           JULY 31,   JULY 31,  ------------------------------------------
                                             1995      1994**      1994      1993      1992      1991(A)
                                        -----------  ----------  --------  --------  --------  -----------
Net asset value, beginning of period        $16.26    $16.46      $16.97    $17.06    $14.48    $12.51

INCOME FROM INVESTMENT OPERATIONS
Net investment income *                        .34       .07         .16       .39       .27       .34
Net realized and unrealized gain (loss)
  on investments                              1.64      (.27)        .74       .59      2.80      1.66
Net increase (decrease) in net asset
  value from operations                       1.98      (.20)        .90       .98      3.07      2.00

LESS: DISTRIBUTIONS
Dividends from net investment income          (.22)       -0-       (.24)     (.42)     (.17)     (.03)
Distributions from net realized gains         (.04)       -0-      (1.17)     (.65)     (.32)       -0-
Total dividends and distributions             (.26)       -0-      (1.41)    (1.07)     (.49)     (.03)
Net asset value, end of period              $17.98    $16.26      $16.46    $16.97    $17.06    $14.48

TOTAL RETURN
Total investment return based on
  net asset value (b)                        12.40%    (1.22)%      5.06%     5.85%    20.96%    16.00%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period(000's omitted)   $10,952    $9,640      $9,822    $8,637    $6,843      $443
Ratios to average net assets of:
  Expenses, net of waivers/
    reimbursements                            1.40%     1.40%(c)    1.40%     1.40%     1.40%     1.40%(c)
  Expenses, before waivers/
    reimbursements                            1.81%     1.94%(c)    1.70%     1.85%     2.05%    11.59%(c)
  Net investment income                       2.07%     1.63%(c)    1.67%     2.29%     1.92%     3.54%(c)
Portfolio turnover rate                        172%       21%        139%       98%      103%      137%


See footnote summary on page 17.


15



FINANCIAL HIGHLIGHTS (CONTINUED)               ALLIANCE STRATEGIC BALANCED FUND
-------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                      CLASS B
                                         --------------------------------------------------------------
                                                     MAY 1, 1994
                                         YEAR ENDED      TO               YEAR ENDED APRIL 30,
                                           JULY 31,   JULY 31,   --------------------------------------
                                             1995      1994**      1994      1993      1992      1991
                                         ----------  -----------  -------  --------  --------  --------
Net asset value, beginning of period        $14.10    $14.30      $14.92    $15.51    $13.96    $12.40

INCOME FROM INVESTMENT OPERATIONS
Net investment income *                        .22       .03         .06       .23       .22       .43
Net realized and unrealized gain (loss)
  on investments                              1.40      (.23)        .63       .53      2.70      1.60
Net increase (decrease) in net asset
  value from operations                       1.62      (.20)        .69       .76      2.92      2.03

LESS: DISTRIBUTIONS
Dividends from net investment income          (.12)       -0-       (.14)     (.25)     (.29)     (.47)
Distributions from net realized gains         (.04)       -0-      (1.17)    (1.10)    (1.08)       -0-
Total dividends and distributions             (.16)       -0-      (1.31)    (1.35)    (1.37)     (.47)
Net asset value, end of period              $15.56    $14.10      $14.30    $14.92    $15.51    $13.96

TOTAL RETURN
Total investment return based on
  net asset value (b)                        11.63%    (1.40)%      4.29%     4.96%    20.14%    16.73%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period(000's omitted)   $37,301   $43,578     $43,616   $36,155   $31,842   $22,552
Ratios to average net assets of:
  Expenses, net of waivers/
    reimbursements                            2.10%     2.10%(c)    2.10%     2.15%     2.15%     2.10%
  Expenses, before waivers/
    reimbursements                            2.49%     2.64%(c)    2.42%     2.56%     2.70%     2.93%
  Net investment income                       1.38%      .92%(c)     .93%     1.55%     1.34%     3.23%
Portfolio turnover rate                        172%       21%        139%       98%      103%      137%


See footnote summary on page 17.


16



                                               ALLIANCE STRATEGIC BALANCED FUND
-------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                         CLASS C
                                            -----------------------------------
                                                       MAY 1,1994    AUGUST 2,
                                             YEAR ENDED     TO        1993(D)
                                               JULY 31,  JULY 31,       TO
                                                1995      1994**  APRIL 30,1994
                                             ---------  --------- -------------
Net asset value, beginning of period           $14.11    $14.31      $15.64

INCOME FROM INVESTMENT OPERATIONS
Net investment income *                           .16       .03         .15
Net realized and unrealized loss
  on investments                                 1.46      (.23)       (.17)
Net increase (decrease) in net asset
  value from operations                          1.62      (.20)       (.02)

LESS: DISTRIBUTIONS
Dividends from net investment income             (.12)       -0-       (.14)
Distributions from net realized gains            (.04)       -0-      (1.17)
Total dividends and distributions                (.16)       -0-      (1.31)
Net asset value, end of period                 $15.57    $14.11      $14.31

TOTAL RETURN
Total investment return based on
  net asset value (b)                           11.62%    (1.40)%       .45%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)      $4,113    $4,317      $4,289
Ratios to average net assets of:
  Expenses, net of waivers/
    reimbursements                               2.10%     2.10%(c)    2.10%(c)
  Expenses, before waivers/
    reimbursements                               2.50%     2.64%(c)    2.07%(c)
  Net investment income                          1.38%      .93%(c)     .69%(c)
Portfolio turnover rate                           172%       21%        139%

*    Net of fee waived and expenses reimbursed by the Adviser.
**   The Fund changed its fiscal year end from April 30 to July 31.

(a) For the period September 4, 1990 (commencement of operations) to April 30, 1991.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges is not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(c)  Annualized.

(d)  Commencement of distribution.

Prior to July 22, 1993, Equitable Capital Management Corporation (Equitable Capital) served as investment adviser to the Trust. On July 22, 1993, Alliance Capital Management L.P. acquired the business and substantially all of the assets of Equitable Capital and became investment adviser for the Trust.


17



REPORT OF INDEPENDENT ACCOUNTANTS              ALLIANCE STRATEGIC BALANCED FUND
-------------------------------------------------------------------------------

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF ALLIANCE STRATEGIC BALANCED FUND In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Strategic Balanced Fund (one of the portfolios of The Alliance Portfolios, hereafter referred to as the "Fund") at July 31, 1995, the results of its operations for the year then ended, the changes in its net assets for the year then ended, for the period May 1, 1994 to July 31, 1994, and for the year ended April 30, 1994, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by mangement, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
September 27, 1995


18



ALLIANCE STRATEGIC BALANCED FUND
BOARD OF TRUSTEES
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
ALBERTA B. ARTHURS (1)
RUTH BLOCK (1)
RICHARD W. COUPER (1)
BRENTON W. HARRIES (1)
DONALD J. ROBINSON (1)

OFFICERS
BRUCE CALVERT, VICE PRESIDENT
KATHLEEN A. CORBET, VICE PRESIDENT
FRANKLIN KENNEDY III, VICE PRESIDENT
WAYNE D. LYSKI, VICE PRESIDENT
BARBARA J. KRUMSIEK, VICE PRESIDENT - MARKETING
EDMUND P. BERGAN, JR., CLERK
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
PATRICK J. FARRELL, CONTROLLER & CHIEF ACCOUNTING OFFICER

CUSTODIAN
STATE STREET BANK & TRUST COMPANY
225 Franklin Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
ROPES & GRAY
One International Place
Boston, MA 02110-2624

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS
PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, NY 10036-2798


(1)  Member of the Audit Committee.


19



ALLIANCE STRATEGIC BALANCED FUND
1345 Avenue of the Americas
New York, NY  10105
(800) 221-5672

ALLIANCECAPITAL
MUTUAL FUNDS WITHOUT THE MYSTERY.SM

THIS REPORT IS DISTRIBUTED SOLELY TO SHAREHOLDERS OF THE FUND
AND IS NOT TO BE USED AS SALES LITERATURE.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

ASBAR